REVENUES Revenue - Lease Payment Receivable (Details) $ in Millions	Dec. 31, 2019 USD ($)
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	$ 35,372
Later than one year [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	4,514
1 to 3 Years
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	8,239
Later than four years and not later than five years [member]
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	6,744
Thereafter
Disclosure of maturity analysis of finance lease payments receivable [line items]
Undiscounted finance lease payments to be received	$ 15,875